Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 20,237,500	$ 17,499,000
Stock based compensation	4,624,700	3,625,500
Provision for warrant liability		606,800
Accruals	1,581,900	2,397,300
Goodwill	2,318,500	2,501,500
Intangible assets	474,000	553,100
Allowance for doubtful accounts	53,600
Tax credits	448,300	409,000
Gross deferred tax assets	29,738,500	27,592,200
Fixed assets	(772,300)	(833,300)
Gross deferred tax liabilities	(772,300)	(833,300)
Net deferred tax assets	28,966,200	26,758,900
Valuation allowance	(28,966,200)	(26,758,900)
Deferred tax asset, net of valuation allowance
Changes in valuation allowance	$ 2,207,300	$ 12,144,000